Exhibit 1

ACRE Commercial Mortgage 2017-FL3 Ltd.

Report To:

ACRE Commercial Mortgage 2017-FL3 Ltd.

ACRE Commercial Mortgage 2017-FL3 LLC

Ares Commercial Real Estate Corporation

ACRC Lender LLC

Wells Fargo Bank, National Association

Wells Fargo Securities, LLC

26 December 2018

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

ACRE Commercial Mortgage 2017-FL3 Ltd.

ACRE Commercial Mortgage 2017-FL3 LLC

Ares Commercial Real Estate Corporation

ACRC Lender LLC

245 Park Avenue

New York, New York 10167

Wells Fargo Bank, National Association

Wells Fargo Securities, LLC

375 Park Avenue

New York, New York 10152

Re:                             ACRE Commercial Mortgage 2017-FL3 Ltd.

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (collectively, the “Specified Parties”), solely to assist ACRE Commercial Mortgage 2017-FL3 Ltd. (the “Issuer”) with respect to certain information relating to the Mortgage Assets (as defined in Attachment A) relating to the upsizing of the Issuer’s securitization transaction.  This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, ACRC Lender LLC (“Ares”), on behalf of the Issuer, provided us with:

a.                                      Certain electronic data files (the “Data Files”) that are described in Attachment A,

b.                                      Electronic copies of the loan files for the Mortgage Assets, which contain various source documents (the “Source Documents”) relating to the Mortgage Assets and Mortgaged Properties (as defined in Attachment A),

c.                                       Certain calculation methodologies (the “Multiple Property Mortgage Asset Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, for those Mortgage Assets (the “Multiple Property Mortgage Assets”) that are secured by multiple Mortgaged Properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Mortgage Asset characteristics to the respective Underlying Properties,

d.                                      A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that Ares, on behalf of the Issuer, instructed us to compare to information contained in the Source Documents,

e.                                       A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that Ares, on behalf of the Issuer, instructed us to recalculate using information on the Data Files,

f.                                        A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which Ares, on behalf of the Issuer, instructed us to perform no procedures,

g.                                       A draft of the offering memorandum for the upsizing of the Issuer’s securitization transaction (the “Draft Offering Memorandum”) and

h.                                      Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Issuer is responsible for the Data Files, Source Documents, Multiple Property Mortgage Asset Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Offering Memorandum and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Multiple Property Mortgage Asset Calculation Methodologies, Provided Characteristics, Draft Offering Memorandum or any other information provided to us by Ares, on behalf of the Issuer, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Assets, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by Ares, on behalf of the Issuer, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.                                      Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.                                      Making any findings with respect to:

i.                                          Whether the origination of the Mortgage Assets conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.                                       The value of the collateral securing the Mortgage Assets,

iii.                                    Whether the originators of the Mortgage Assets complied with federal, state or local laws or regulations or

iv.                                   Any other factor or characteristic of the Mortgage Assets that would be material to the likelihood that the issuer of the Notes (as defined in the Draft Offering Memorandum) will pay interest and principal in accordance with applicable terms and conditions.

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This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

26 December 2018

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Attachment A

Background

For the purpose of the procedures described in this report, Ares, on behalf of the Issuer, indicated that:

a.                                      The assets of the Issuer will primarily consist of commercial mortgage assets (the “Mortgage Assets”) each secured by a first-lien mortgage on one or more commercial or multifamily properties (the “Mortgaged Properties”),

b.                                      With respect to nine of the Mortgage Assets, there exist interests (each, an “Unfunded Future Funding Participation”) that are unfunded as of 18 December 2018 (the “Cut-off Date”), which will not be assets of the Issuer as of the upsize date of the ACRE Commercial Mortgage 2017-FL3 Ltd. securitization transaction (the “Upsize Date”), and which evidence the amounts of certain future advances which may be made subsequent to the Cut-off Date,

c.                                       With respect to two of the Mortgage Assets, there exist fully funded pari passu companion participations (the “Non-Trust Companion Participations”), which will not be assets of the Issuer as of the Upsize Date,

d.                                      With respect to one of the Mortgage Assets, there exist a mezzanine loan (the “Mezzanine Loan”), which will not be an asset of the Issuer as of the Upsize Date,

e.                                       Each Mortgage Asset, together with the corresponding Unfunded Future Funding Participation and Non-Trust Companion Participations, if any, is hereinafter referred to as the “Mortgage Loan” and

f.                                        Each Mortgage Loan, together with the corresponding Mezzanine Loan, if any, is hereinafter referred to as the “Total Debt.”

Procedures performed and our associated findings

1.                                      Ares, on behalf of the Issuer, provided us with:

a.                                      An electronic data file (the “Preliminary Data File”) that Ares, on behalf of the Issuer, indicated contains information relating to the Mortgage Assets and Mortgaged Properties as of the Cut-off Date and

b.                                      Record layout and decode information related to the information on the Preliminary Data File.

For each Mortgage Asset and Mortgaged Property on the Preliminary Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A that were provided by Ares, on behalf of the Issuer, subject only to the instructions, assumptions, methodologies, qualifications and exceptions stated in the notes to Exhibit 2 to Attachment A and the succeeding paragraph of this Item 1.

The Source Document(s) that we were instructed by Ares, on behalf of the Issuer, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A.  Where more than one Source Document is listed for a Compared Characteristic, Ares, on behalf of the Issuer, instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A.  We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

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2.                                      As instructed by Ares, on behalf of the Issuer, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to Ares.  The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.                                      Subsequent to the performance of the procedures described in Items 1. and 2. above, Ares, on behalf of the Issuer, provided us with an electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files), that Ares, on behalf of the Issuer, indicated contains information relating to the Mortgage Assets and Mortgaged Properties as of the Cut-off Date.

Using information on the:

a.                                      Final Data File and

b.                                      Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.                                      Using the:

a.                                      First Payment Date,

b.                                      Initial Maturity Date and

c.                                       Extension Options Description

of each Mortgage Asset, all as shown on the Final Data File, we recalculated the “Fully Extended Maturity Date” of each Mortgage Asset.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.                                      Using the:

a.                                      Mortgage Asset Cut-off Date Balance ($) and

b.                                      Fully-Funded Companion Participation Cut-off Date Balance

of each Mortgage Asset, both as shown on the Final Data File, we recalculated the “Mortgage Loan Cut-off Date Balance ($)” of each Mortgage Asset as of the Cut-off Date.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.                                      Using the:

a.                                      Mortgage Loan Cut-off Date Balance ($) and

b.                                      Cut-off Date Unfunded Future Funding Participation Amount ($)

of each Mortgage Asset, both as shown on the Final Data File, we recalculated the “Current Maximum Mortgage Loan Commitment ($)” of each Mortgage Asset as of the Cut-off Date.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

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7.                                      Using the:

a.                                      Mortgage Loan Cut-off Date Balance ($) and

b.                                      Cut-off Date Subordinate Debt/Mezz Loan Bal ($)

of each Mortgage Asset, both as shown on the Final Data File, we recalculated the “Cut-Off Date Total Debt Balance” of each Mortgage Asset.  We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.                                      Ares, on behalf of the Issuer, indicated that each Mortgage Asset is interest only for the respective initial term.  Ares, on behalf of the Issuer, instructed us to use the sum of the:

a.                                      Cut-off Date Unfunded Future Funding Participation Amount ($) and

b.                                      Mortgage Loan Cut-off Date Balance ($)

of each Mortgage Asset, both as shown on the Final Data File, for the “Mortgage Loan Balloon Payment ($)” characteristic of each Mortgage Asset.  We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

9.                                      Using the:

a.                                      Fully Funded Mortgage Loan Margin %, as shown on the Final Data File,

b.                                      LIBOR Floor %, as shown on the Final Data File,

c.                                       LIBOR Cap Strike Price %, as shown on the Final Data File,

d.                                      LIBOR assumption of 2.4560% for each Mortgage Asset (other than the Mortgage Asset identified on the Final Data File as “International Business Park” (the “International Business Park Mortgage Asset”)) and

e.                                       LIBOR assumption of 2.3790% for the International Business Park Mortgage Asset,

as applicable, and the calculation methodologies provided by Ares, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item 9., we recalculated the:

i.                                          Mortgage Rate Cap,

ii.                                       Mortgage Rate Floor and

iii.                                    Fully Funded Mortgage Loan Rate %

of each Mortgage Asset.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Ares, on behalf of the Issuer, instructed us to recalculate the “Mortgage Rate Cap” as the sum of the:

a.                                      Fully Funded Mortgage Loan Margin % and

b.                                      LIBOR Cap Strike Price %,

both as shown on the Final Data File.

For the purpose of this procedure, Ares, on behalf of the Issuer, instructed us to recalculate the “Mortgage Rate Floor” as the sum of the:

a.                                      Fully Funded Mortgage Loan Margin % and

b.                                      LIBOR Floor %,

both as shown on the Final Data File.

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9. (continued)

For the purpose of this procedure, Ares, on behalf of the Issuer, instructed us to recalculate the “Fully Funded Mortgage Loan Rate %” as the sum of the:

a.                                      Fully Funded Mortgage Loan Margin %, as shown on the Final Data File, and

b.                                      Greater of the:

i.                                          LIBOR Floor %, as shown on the Final Data File, and

ii.                                       LIBOR assumption of 2.4560% for each Mortgage Asset (other than the International Business Park Mortgage Asset) or LIBOR assumption of 2.3790% for the International Business Park Mortgage Asset, both of which were provided by Ares, on behalf of the Issuer.

10.                               Using the:

a.                                      Mortgage Asset Cut-off Date Balance ($),

b.                                      Fully-Funded Companion Participation Cut-off Date Balance,

c.                                       Fully Funded Mortgage Loan Rate % and

d.                                      Mortgage Rate Cap

of each Mortgage Asset, all as shown on the Final Data File, and the calculation methodologies provided by Ares, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item 10., we recalculated the:

i.                                          Annual Debt Service Payment (IO),

ii.                                       Fully-Funded Companion Participation Annual Debt Service,

iii.                                    Total Debt Ann. Debt Service ($) and

iv.                                   Annual Debt Service Payment (Cap)

of each Mortgage Asset.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Ares, on behalf of the Issuer, instructed us to recalculate the “Annual Debt Service Payment (IO)” of each Mortgage Asset as the product of the:

a.                                      Mortgage Asset Cut-off Date Balance ($), as shown on the Final Data File,

b.                                      Fully Funded Mortgage Loan Rate %, as shown on the Final Data File, and

c.                                       365/360.

For the purpose of this procedure, Ares, on behalf of the Issuer, instructed us to recalculate the “Fully-Funded Companion Participation Annual Debt Service” of each Mortgage Asset as the product of the:

a.                                      Fully-Funded Companion Participation Cut-off Date Balance, as shown on the Final Data File,

b.                                      Fully Funded Mortgage Loan Rate %, as shown on the Final Data File, and

c.                                       365/360.

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10. (continued)

Ares, on behalf of the Issuer, indicated that each Mortgage Asset (other than the Mortgage Asset identified on the Final Data File as “Park at City Center” (the “Park at City Center Mortgage Asset”), which is described in the succeeding paragraph of this Item 10.) does not have related subordinate debt or a mezzanine loan.  For the purpose of this procedure, Ares, on behalf of the Issuer, instructed us to recalculate the “Total Debt Ann. Debt Service ($)” of each Mortgage Asset (other than the Park at City Center Mortgage Asset) as the sum of the:

a.                                      Annual Debt Service Payment (IO) and

b.                                      Fully-Funded Companion Participation Annual Debt Service,

both as shown on the Final Data File.

For the purpose of this procedure, Ares, on behalf of the Issuer, instructed us to recalculate the “Total Debt Ann. Debt Service ($)” of the Park at City Center Mortgage Asset as the sum of the:

a.                                      Annual Debt Service Payment (IO), as shown on the Final Data File,

b.                                      Fully-Funded Companion Participation Annual Debt Service, as shown on the Final Data File, and

c.                                       Mezzanine loan annual debt service payment amount of $534,814.71, which was provided by Ares, on behalf of the Issuer.

For the purpose of this procedure, Ares, on behalf of the Issuer, instructed us to recalculate the “Annual Debt Service Payment (Cap)” of each Mortgage Asset as the product of the:

a.                                      Mortgage Asset Cut-off Date Balance ($), as shown on the Final Data File,

b.                                      Mortgage Rate Cap, as shown on the Final Data File, and

c.                                       365/360.

11.                               For each Mortgage Asset, each of which is interest only for its respective initial term, Ares, on behalf of the Issuer, instructed us to use “NAP” for the “Annual Debt Service Payment (P&I)” characteristic.  We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

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12.                               Using the:

a.                                      No. of Units,

b.                                      Mortgage Loan Cut-off Date Balance ($),

c.                                       Current Maximum Mortgage Loan Commitment ($),

d.                                      Mortgage Loan Balloon Payment ($) and

of each Mortgage Asset and, with respect to the Multiple Property Mortgage Assets, of each respective Underlying Property, all as shown on the Final Data File, and the calculation methodologies provided by Ares, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item 12., we recalculated the:

i.                                          Mortgage Loan Cut-off Date Balance/ Unit ($),

ii.                                       Current Maximum Mortgage Loan Commitment / Unit ($) and

iii.                                    Mortgage Loan Balloon Payment / Unit ($)

of each Mortgage Asset and, with respect to the Multiple Property Mortgage Assets, of each respective underlying Mortgaged Property.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

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Exhibit 1 to Attachment A

Multiple Property Mortgage Asset Calculation Methodologies

Multiple Property Mortgage Asset	Characteristics	Methodology Provided by Ares

• International Business Park • Minneapolis Industrial Business Park • Campus at Longmont	Current Maximum Mortgage Loan Commitment ($), Cut-Off Date Total Debt Balance, Mortgage Loan Balloon Payment ($), Mortgage Asset Cut-off Date Balance ($)

The “Current Maximum Mortgage Loan Commitment ($),” “Cut-Off Date Total Debt Balance,” “Mortgage Loan Balloon Payment ($)” and “Mortgage Asset Cut-off Date Balance ($)” of the Multiple Property Mortgage Assets are allocated to the respective Underlying Properties using the initial or post property release commitment amount, as applicable, for the Underlying Properties that are stated in the applicable loan agreement, loan modification agreement or release schedule Source Documents.

Note:                        Certain capitalized terms in the “Characteristics” and “Methodology Provided by Ares” columns that have not been previously defined, or which do not have a specific reference to where such term is defined in this report, are defined in Attachment A of this report.

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Mortgaged Property Information:

Characteristic	Source Document(s)
Property Address (see Note 1)	Appraisal Report or Engineering Report
Property City (see Note 1)	Appraisal Report or Engineering Report
Property State (see Note 1)	Appraisal Report or Engineering Report
Property Zip Code	Appraisal Report, Engineering Report or USPS Internet Site
No. of Units	Appraisal Report or Engineering Report
Title Vesting (Fee/Leasehold/Both)	Title Policy
Lien Position	Title Policy
Ground Lease Payment (Annual)	Ground Lease
Ground Lease Initial Expiration Date	Ground Lease
Ground Lease Extension (Y/N)	Ground Lease
# of Ground Lease Extension Options	Ground Lease
Ground Lease Expiration Date with Extension	Ground Lease

Third Party Information:

Characteristic	Source Document
Environmental Insurance (Y/N) (see Note 2)	Certificate of Environmental Insurance
Seismic Insurance Required and Obtained if PML >= 20% (Y/N) (see Notes 2 and 3)	Seismic Report

Reserve and Escrow Information:

Characteristic	Source Document
Environmental Escrow	Loan Agreement
Springing Environmental Escrow Description	Loan Agreement

Mortgage Asset Information:

Characteristic	Source Document(s)

Borrower Name	Loan Agreement
DST (Y/N)	Loan Agreement
TIC (Y/N)	Loan Agreement
Max Number of TICs	Loan Agreement
Single Purpose Borrower (Y/N)	Loan Agreement
Independent Director (Y/N)	Loan Agreement
Borrower Non Consolidation Opinion (Y/N) (see Note 2)	Non-Consolidation Legal Opinion
Principals (Individuals) (see Note 4)	Guaranty Agreement or Loan Agreement
Note Date	Promissory Note or Loan Agreement
First Payment Date (see Note 5)	Loan Agreement
Initial Maximum Mortgage Loan Commitment ($)	Loan Agreement
Mortgage Loan Initial Funded Amount ($)	Loan Agreement or Loan Modification Agreement
Future Funding Trigger / Requirements	Loan Agreement
Initial Maturity Date	Loan Agreement or Extension Notice
Extension Options	Loan Agreement
Extension Options Description	Loan Agreement
First Extension Fee (see Note 4)	Loan Agreement
First Extension Fee %	Loan Agreement
First Extension Period (months)	Loan Agreement
First Extension Cap	Loan Agreement or Cap Rate Agreement
Second Extension Fee (see Note 4)	Loan Agreement
Second Extension Fee %	Loan Agreement
Second Extension Period (months)	Loan Agreement
Second Extension Cap	Loan Agreement or Cap Rate Agreement
Third Extension Fee	Loan Agreement
Third Extension Fee %	Loan Agreement
Third Extension Period (months)	Loan Agreement
Third Extension Cap	Loan Agreement or Cap Rate Agreement
Exit Fee	Loan Agreement, Loan Modification Agreement or Release Schedule
Exit Fee %	Loan Agreement or Loan Modification Agreement
Rate Type	Loan Agreement
Index for Floating Rate	Loan Agreement

Mortgage Asset Information: (continued)

Characteristic	Source Document(s)

Fully Funded Mortgage Loan Margin % (see Note 4)	Loan Agreement or Loan Modification Agreement
Strike Price (see Note 4)	Loan Agreement, Loan Modification Agreement or Cap Rate Agreement
LIBOR Cap Strike Price % (see Notes 2 and 4)	Cap Rate Agreement
Prepayment Provision	Loan Agreement
Full Recourse? (Y/N/Partial) (see Note 4)	Guaranty Agreement
Recourse Carveout Guarantor (see Note 4)	Guaranty Agreement
Recourse Provisions (see Note 4)	Guaranty Agreement
Type of Lockbox (see Notes 4 and 6)	Loan Agreement
Cash Management Trigger Event (see Note 4)	Loan Agreement
Cash Management Type (see Notes 4 and 7)	Loan Agreement
Assumed Loan?	Loan Agreement

Notes:

1.                                      For the purpose of comparing the:

a.                                      Property Address,

b.                                      Property City and

c.                                       Property State

characteristics for each Mortgaged Property on the Preliminary Data File, Ares, on behalf of the Issuer, instructed us to ignore differences that are caused by standard postal abbreviations.

2.                                      Ares, on behalf of the Issuer, instructed us to perform procedures on the “Environmental Insurance (Y/N)” characteristic only for Mortgaged Properties (if any) that contained a certificate of environmental insurance Source Document in the related loan file.

Ares, on behalf of the Issuer, instructed us to perform procedures on the “Seismic Insurance Required and Obtained if PML >= 20% (Y/N)” characteristic only for Mortgaged Properties (if any) that contained a seismic report Source Document in the related loan file.

Ares, on behalf of the Issuer, instructed us to perform procedures on the “Borrower Non Consolidation Opinion (Y/N)” characteristic only for Mortgage Assets (if any) that contained a non-consolidation legal opinion Source Document in the related loan file.

Ares, on behalf of the Issuer, instructed us to perform procedures on the “LIBOR Cap Strike Price %” characteristic only for Mortgage Assets (if any) that contained a cap rate agreement Source Document in the related loan file.

3.                                      For the purpose of comparing the “Seismic Insurance Required and Obtained if PML >= 20% (Y/N)” characteristic for each Mortgaged Property, Ares, on behalf of the Issuer, instructed us to use “Yes” if the seismic PML %, as shown in the seismic report Source Document, is greater than or equal to 20%.  If the seismic PML %, as shown in the seismic report Source Document, is less than 20%, Ares, on behalf of the Issuer, instructed us to use “No” for the “Seismic Insurance Required and Obtained if PML >= 20% (Y/N)” characteristic.  For each Mortgaged Property (if any) that did not contain a seismic report Source Document in the related loan file, Ares, on behalf of the Issuer, instructed us to use “NAP” for the “Seismic Insurance Required and Obtained if PML >= 20% (Y/N)” characteristic.

Notes: (continued)

4.                                      For the Mortgage Assets listed in Table A1, Ares, on behalf of the Issuer, instructed us to use the information in the “Provided Value” column for the applicable characteristics listed in Table A1, even though the information in the “Provided Value” column did not agree with the information in the “Source Document Value” column that was shown in the applicable Source Document(s).

Table A1

Mortgage Asset	Characteristic	Source Document Value	Provided Value
Park at City Center	Principals (Individuals)	<unable to determine>	CARTA, LLC, NAHA, LLC, Scott C. Keller, Karen K. Keller
	First Extension Fee	$135,469	$150,164
	Second Extension Fee	$135,469	$150,164
	Fully Funded Mortgage Loan Margin%	3.25000%	2.70000%
	Strike Price	<unable to determine>	2.00000%
	LIBOR Cap Strike Price%	<unable to determine>	2.00000%
	Full Recourse? (Y/N/Partial)	<unable to determine>	No
	Recourse Carveout Guarantor	<unable to determine>	CARTA, LLC, NAHA, LLC, Scott C. Keller, Karen K. Keller
	Recourse Provisions	<unable to determine.	Standard non-recourse carve-outs

Minneapolis Industrial Business Park	Full Recourse? (Y/N/Partial)	<unable to determine>	No
	Recourse Provisions	<unable to determine>	Standard non-recourse carve-outs

Sheraton Ann Arbor	Type of Lockbox	<unable to determine>	Hard
	Cash Management Trigger Event	<unable to determine>	NAP
	Cash Management Type	<unable to determine>	In Place

Campus at Longmont	Type of Lockbox	<unable to determine>	Hard

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by Ares, on behalf of the Issuer.

Notes: (continued)

5.                                      For the purpose of comparing the “First Payment Date” characteristic for each Mortgage Asset, Ares, on behalf of the Issuer, instructed us to assume that the “First Payment Date” is the payment date corresponding to the first full interest accrual period, as shown in the loan agreement Source Document.

6.                                      For the purpose of comparing the “Type of Lockbox” characteristic for each Mortgage Asset, Ares, on behalf of the Issuer, instructed us to use the following definitions:

a.                                      Hard - a lockbox where the borrower is required to send tenant direction letters in connection with the origination of the loan directing each tenant to deposit rents into a lockbox account, and

b.                                      Soft -

i.                                          a lockbox where the borrower is not required to send tenant direction letters to all or certain of the tenants in connection with the origination of the loan, but the rents are required to be deposited into the lockbox account by the borrower or property manager or

ii.                                       a lockbox where the borrower is required to give irrevocable notices to tenants and other account debtors of the borrower or the property to make all payments, if made by wire transfer, directly to the blocked account but the tenants and other account debtors of the borrower or the property are not required to use wire transfer to make such payments.

7.                                      For the purpose of comparing the “Cash Management Type” characteristic for each Mortgage Asset, Ares, on behalf of the Issuer, instructed us to use the following definitions:

a.                                      In Place - for funds directed into a lockbox, such funds are generally not made immediately available to the borrower, but instead are forwarded to a cash management account controlled by the lender and the funds are disbursed according to the loan documents, with any excess remitted to the borrower (unless an event of default or one or more specified trigger events under the loan documents have occurred and are outstanding) generally on a daily basis.

b.                                      Springing - until the occurrence of an event of default or one or more specified trigger events under the loan documents, funds in the lockbox are forwarded to an account controlled by the borrower or are otherwise made available to the borrower.  Upon the occurrence of an event of default or one or more specified trigger events under the loan documents, funds in the lockbox are forwarded to a cash management account controlled by the lender, and the funds are disbursed according to the loan documents.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies, qualifications and exceptions provided by Ares, on behalf of the Issuer, that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Name
Unit of Measure
Loan Purpose (Acquisition, Refinance, DPO)
IDOT (Y/N)
Cut-off Date Unfunded Future Funding Participation Amount ($)
Mortgage Asset Cut-off Date Balance ($)
Cut-Off Date Balance Net Holdback
First Extension LIBOR Floor
Second Extension LIBOR Floor
Third Extension LIBOR Floor
LIBOR Floor %
B Note/Mezz Loan %
Fully-Funded Companion Participation Cut-off Date Balance
Fully-Funded Companion Participation Balloon Balance
Cut-off Date Subordinate Debt/Mezz Loan Bal ($)
Subordinate Debt Type

Note:                  We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.